Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries

NOTE 15 — GUARANTOR SUBSIDIARIES

The Company and certain of the Company's direct and indirect wholly-owned domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guaranteed on a joint and several basis certain of the outstanding indebtedness of CCWH (the “Subsidiary Issuer”). The following consolidating schedules present financial information on a combined basis in conformity with the SEC's Regulation S-X Rule 3-10(d):

(In thousands)	December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$325,696	$-	$-	$249,448	$(32,489)	$542,655
Accounts receivable, net	-	-	232,834	469,257	-	702,091
Intercompany receivables	-	183,310	1,435,881	-	(1,619,191)	-
Prepaid expenses	1,980	-	72,268	58,262	-	132,510
Other current assets	32	-	7,358	69,082	-	76,472
Total Current Assets	327,708	183,310	1,748,341	846,049	(1,651,680)	1,453,728
Property, plant and equipment, net	-	-	1,448,078	798,632	-	2,246,710
Definite-lived intangibles, net	-	-	378,515	240,011	-	618,526
Indefinite-lived intangibles	-	-	1,090,597	15,107	-	1,105,704
Goodwill	-	-	571,932	285,261	-	857,193
Due from Clear Channel Communications	656,040	-	-	-	-	656,040
Intercompany notes receivable	182,026	2,774,175	-	17,832	(2,974,033)	-
Other assets	2,775,720	786,783	1,475,709	61,309	(4,949,237)	150,284
Total Assets	$3,941,494	$3,744,268	$6,713,172	$2,264,201	$(9,574,950)	$7,088,185

Accounts payable	$-	$-	$39,151	$101,569	$(32,489)	$108,231
Accrued expenses	144	1,134	97,075	400,613	-	498,966
Intercompany accounts payable	1,424,937	-	183,310	10,944	(1,619,191)	-
Deferred income	-	-	34,217	55,763	-	89,980
Current portion of long-term debt	-	-	31	23,775	-	23,806
Total Current Liabilities	1,425,081	1,134	353,784	592,664	(1,651,680)	720,983
Long-term debt	-	2,500,000	1,265	20,838	-	2,522,103
Intercompany notes payable	7,491	-	2,692,644	273,898	(2,974,033)	-
Other long-term liabilities	-	1,204	118,650	162,086	-	281,940
Deferred tax liability	225	(137)	771,105	51,739	-	822,932
Total shareholders’ equity	2,508,697	1,242,067	2,775,724	1,162,976	(4,949,237)	2,740,227
Total Liabilities and Shareholders’ Equity	$3,941,494	$3,744,268	$6,713,172	$2,264,201	$(9,574,950)	$7,088,185

(In thousands)	December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$426,742	$-	$-	$203,789	$(6,513)	$624,018
Accounts receivable, net	-	-	250,552	478,919	-	729,471
Intercompany receivables	-	116,624	1,261,437	5,781	(1,383,842)	-
Prepaid expenses	1,537	-	43,116	55,738	-	100,391
Other current assets	-	-	10,205	86,408	-	96,613
Total Current Assets	428,279	116,624	1,565,310	830,635	(1,390,355)	1,550,493
Property, plant and equipment, net	-	-	1,493,640	804,084	-	2,297,724
Definite-lived intangibles, net	-	-	400,012	305,206	-	705,218
Indefinite-lived intangibles	-	-	1,098,958	15,455	-	1,114,413
Goodwill	-	-	571,932	290,310	-	862,242
Due from Clear Channel Communications	383,778	-	-	-	-	383,778
Intercompany notes receivable	182,026	2,590,955	9,243	17,832	(2,800,056)	-
Other assets	2,773,305	1,034,182	1,492,337	62,319	(5,199,446)	162,697
Total Assets	$3,767,388	$3,741,761	$6,631,432	$2,325,841	$(9,389,857)	$7,076,565

Accounts payable	$-	$-	$12,688	$94,365	$(6,513)	$100,540
Accrued expenses	(26)	165	116,085	406,821	-	523,045
Intercompany accounts payable	1,261,437	-	122,405	-	(1,383,842)	-
Deferred income	-	-	38,264	62,411	-	100,675
Current portion of long-term debt	-	-	-	41,676	-	41,676
Total Current Liabilities	1,261,411	165	289,442	605,273	(1,390,355)	765,936
Long-term debt	-	2,500,000	-	22,133	-	2,522,133
Intercompany notes payable	7,491	-	2,701,610	90,955	(2,800,056)	-
Other long-term liabilities	-	1,108	105,482	145,283	-	251,873
Deferred tax liability	225	-	761,593	66,750	-	828,568
Total shareholders’ equity	2,498,261	1,240,488	2,773,305	1,395,447	(5,199,446)	2,708,055
Total Liabilities and Shareholders’ Equity	$3,767,388	$3,741,761	$6,631,432	$2,325,841	$(9,389,857)	$7,076,565

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$1,161,584	$1,842,290	$-	$3,003,874
Direct operating expenses	-	-	509,036	1,129,765	-	1,638,801
Selling, general and administrative expenses	-	-	186,563	354,309	-	540,872
Corporate expenses	11,913	-	47,379	30,913	-	90,205
Depreciation and amortization	-	-	207,416	224,619	-	432,035
Impairment charge	-	-	6,468	1,146	-	7,614
Other operating income (expense) – net	-	-	9,326	(735)	-	8,591
Operating income (loss)	(11,913)	-	214,048	100,803	-	302,938
Interest expense	35	231,251	6,688	4,461	-	242,435
Interest income on Due from Clear Channel Communications	-	-	45,459	-	-	45,459
Intercompany interest income	14,008	231,606	-	981	(246,595)	-
Intercompany interest expense	492	-	245,537	566	(246,595)	-
Loss on marketable securities	-	-	-	(4,827)	-	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	41,964	33,104	39,556	5,704	(114,299)	6,029
Other income (expense) – net	-	(374)	257	(532)	-	(649)
Income (loss) before income taxes	43,532	33,085	47,095	97,102	(114,299)	106,515
Income tax benefit (expense)	(586)	(1,004)	(5,131)	(36,575)	-	(43,296)
Consolidated net income (loss)	42,946	32,081	41,964	60,527	(114,299)	63,219
Less amount attributable to noncontrolling interest	-	-	-	20,273	-	20,273
Net income (loss) attributable to the Company	$42,946	$32,081	$41,964	$40,254	$(114,299)	$42,946
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	1,048	(30,849)	-	(29,801)
Unrealized loss on marketable securities	-	-	(4,834)	-	-	(4,834)
Reclassification adjustment for realized loss on marketable securities included in net income (loss)	-	-	3,787	-	-	3,787
Equity in subsidiary comprehensive income	(39,766)	(26,382)	(39,766)	-	105,914	-
Comprehensive income (loss)	3,180	5,699	2,199	9,405	(8,385)	12,098
Less amount attributable to noncontrolling interest	-	(1)	1	8,918	-	8,918
Comprehensive income (loss) attributable to the Company	$3,180	$5,700	$2,198	$487	$(8,385)	$3,180

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$1,125,243	$1,672,751	$-	$2,797,994
Direct operating expenses	-	-	498,452	1,061,520	-	1,559,972
Selling, general and administrative expenses	-	-	184,674	309,982	-	494,656
Corporate expenses	13,407	451	66,390	27,348	-	107,596
Depreciation and amortization	-	-	193,973	219,615	-	413,588
Impairment charge	-	-	9,351	2,142	-	11,493
Other operating income (expense) – net	-	-	(13,244)	(10,509)	-	(23,753)
Operating income (loss)	(13,407)	(451)	159,159	41,635	-	186,936
Interest expense	447	230,687	4,312	4,007	-	239,453
Interest income on Due from Clear Channel Communications	-	-	19,460	-	-	19,460
Intercompany interest income	14,062	231,680	-	987	(246,729)	-
Intercompany interest expense	484	-	244,422	1,823	(246,729)	-
Loss on marketable securities	-	-	-	(6,490)	-	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	(87,351)	(26,733)	(26,899)	(9,753)	140,800	(9,936)
Other income (expense) – net	-	-	(16,266)	10,931	-	(5,335)
Income (loss) before income taxes	(87,627)	(26,191)	(113,280)	31,480	140,800	(54,818)
Income tax benefit (expense)	104	515	25,929	(48,147)	-	(21,599)
Consolidated net income (loss)	(87,523)	(25,676)	(87,351)	(16,667)	140,800	(76,417)
Less amount attributable to noncontrolling interest	-	-	-	11,106	-	11,106
Net income (loss) attributable to the Company	$(87,523)	$(25,676)	$(87,351)	$(27,773)	$140,800	$(87,523)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	3,720	-	12,517	-	16,237
Foreign currency reclassification adjustment	-	-	-	3,437	-	3,437
Unrealized loss on marketable securities	-	-	-	(7,809)	-	(7,809)
Reclassification adjustment for realized loss on marketable securities included in net income (loss)	-	-	-	6,490	-	6,490
Equity in subsidiary comprehensive income	10,738	(318)	10,738	-	(21,158)	-
Comprehensive income (loss)	(76,785)	(22,274)	(76,613)	(13,138)	119,642	(69,168)
Less amount attributable to noncontrolling interest	-	-	-	7,617	-	7,617
Comprehensive income (loss) attributable to the Company	$(76,785)	$(22,274)	$(76,613)	$(20,755)	$119,642	$(76,785)

(In thousands)	Year Ended December 31, 2009
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$1,102,716	$1,595,308	$-	$2,698,024
Operating expenses:
Direct operating expenses	-	-	534,423	1,090,660	-	1,625,083
Selling, general and administrative expenses	-	-	172,818	311,586	-	484,404
Corporate expenses	13,859	-	36,403	14,985	-	65,247
Depreciation and amortization	-	-	195,439	244,208	-	439,647
Impairment charge	-	-	696,500	194,237	-	890,737
Other operating income (expense) – net	-	-	(11,807)	3,576	-	(8,231)
Operating income (loss)	(13,859)	-	(544,674)	(256,792)	-	(815,325)
Interest expense	410	5,702	143,570	5,237	-	154,919
Interest income on Due from Clear Channel Communications	-	-	724	-	-	724
Intercompany interest income	10,729	7,198	1,086	1,225	(20,238)	-
Intercompany interest expense	860	-	16,751	2,627	(20,238)	-
Loss on marketable securities	-	-	-	(11,315)	-	(11,315)
Equity in earnings (loss) of nonconsolidated affiliates	(864,323)	(233,027)	(287,430)	(30,928)	1,384,266	(31,442)
Other income (expense) – net	(1,683)	-	(2,806)	(4,879)	-	(9,368)
Income (loss) before income taxes	(870,406)	(231,531)	(993,421)	(310,553)	1,384,266	(1,021,645)
Income tax benefit (expense)	2,217	(2,742)	129,481	20,154	-	149,110
Consolidated net income (loss)	(868,189)	(234,273)	(863,940)	(290,399)	1,384,266	(872,535)
Less amount attributable to noncontrolling interest	-	-	-	(4,346)	-	(4,346)
Net income (loss) attributable to the Company	$(868,189)	$(234,273)	$(863,940)	$(286,053)	$1,384,266	$(868,189)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	(286)	-	118,918	-	118,632
Foreign currency reclassification adjustment	-	-	-	(523)	-	(523)
Unrealized loss on marketable securities	-	-	-	(9,971)	-	(9,971)
Reclassification adjustment for realized loss on marketable securities included in net income (loss)	-	-	-	11,315	-	11,315
Equity in subsidiary comprehensive income	111,403	79,329	111,403	-	(302,135)	-
Comprehensive income (loss)	(756,786)	(155,230)	(752,537)	(166,314)	1,082,131	(748,736)
Less amount attributable to noncontrolling interest	-	-	-	8,050	-	8,050
Comprehensive income (loss) attributable to the Company	$(756,786)	$(155,230)	$(752,537)	$(174,364)	$1,082,131	$(756,786)

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$42,946	$32,081	$41,964	$60,527	$(114,299)	$63,219

Reconciling items:
Impairment charges	-	-	6,468	1,146	-	7,614
Depreciation and amortization	-	-	207,416	224,619	-	432,035
Deferred taxes	-	(137)	12,409	(13,665)	-	(1,393)
Provision for doubtful accounts	-	-	1,351	4,626	-	5,977
Share-based compensation	-	-	7,748	3,165	-	10,913
(Gain) loss on sale of operating assets	-	-	(9,326)	735	-	(8,591)
Loss on marketable securities	-	-	-	4,827	-	4,827
Other reconciling items – net	(41,964)	(32,730)	(32,051)	(5,230)	114,299	2,324
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	-	-	16,301	(472)	-	15,829
Increase (decrease) in accrued expenses	-	96	(56,716)	21,318	-	(35,302)
Increase (decrease) in accounts payable and other liabilities	-	-	74,887	-	(25,976)	48,911
Decrease in deferred income	-	-	(3,564)	(6,648)	-	(10,212)
Changes in other operating assets and liabilities, net of effects of acquisitions and dispositions	(661)	969	(23,750)	4,509	-	(18,933)
Net cash provided by (used for) operating activities	321	279	243,137	299,457	(25,976)	517,218
Cash flows from investing activities:
Purchases of property, plant and equipment	-	-	(121,305)	(169,745)	-	(291,050)
Proceeds from disposal of assets	-	-	8,746	4,137	-	12,883
Purchases of other operating assets	-	-	(14,203)	(591)	-	(14,794)
Purchases of businesses	-	-	-	(13,179)	-	(13,179)
Equity contributions to subsidiaries	-	-	(199)	-	199	-
Decrease (increase) in intercompany notes receivable – net	-	66,780	-	-	(66,780)	-
Dividends from subsidiaries	-	-	704	-	(704)	-
Change in other – net	-	-	(289)	7,495	-	7,206
Net cash provided by (used for) investing activities	-	66,780	(126,546)	(171,883)	(67,285)	(298,934)
Cash flows from financing activities:
Payments on credit facilities	-	-	(397)	(3,754)	-	(4,151)
Proceeds from long-term debt	-	-	-	5,012	-	5,012
Payments on long-term debt	-	-	-	(20,099)	-	(20,099)
Net transfers to Clear Channel Communications	(272,262)	-	-	-	-	(272,262)
Intercompany funding	169,805	(67,059)	(116,390)	13,644	-	-
Increase (decrease) in intercompany notes payable –net	-	-	277	(67,057)	66,780	-
Dividends declared and paid	-	-	-	(704)	704	-
Equity contributions from parent	-	-	-	199	(199)	-
Purchases of noncontrolling interests	-	-	-	(4,682)	-	(4,682)
Change in other – net	1,090	-	(81)	(3,571)	-	(2,562)
Net cash provided by (used for) financing activities	(101,367)	(67,059)	(116,591)	(81,012)	67,285	(298,744)

Effect of exchange rate changes on cash	-	-	-	(903)	-	(903)

Net increase (decrease) in cash and cash equivalents	(101,046)	-	-	45,659	(25,976)	(81,363)

Cash and cash equivalents at beginning of period	426,742	-	-	203,789	(6,513)	624,018

Cash and cash equivalents at end of period	$325,696	$-	$-	$249,448	$(32,489)	$542,655

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(87,523)	$(25,676)	$(87,351)	$(16,667)	$140,800	$(76,417)

Reconciling items:
Impairment charges	-	-	9,351	2,142	-	11,493
Depreciation and amortization	-	-	193,973	219,615	-	413,588
Deferred taxes	-	-	(15,158)	796	-	(14,362)
Provision for doubtful accounts	-	-	2,284	6,584	-	8,868
Share-based compensation	-	-	9,591	2,746	-	12,337
Loss on sale of operating assets	-	-	13,244	10,509	-	23,753
Loss on marketable securities	-	-	-	6,490	-	6,490
Other reconciling items – net	87,351	30,453	30,522	17,982	(140,800)	25,508
Changes in operating assets and liabilities:
Increase in accounts receivable	-	-	(23,460)	(23,653)	-	(47,113)
Decrease (increase) in Federal income taxes receivable	774	(1,502)	50,136	1,550	-	50,958
Increase in accrued expenses	-	-	34,146	11,457	-	45,603
Increase (decrease) in accounts payable and other liabilities	-	(117)	12,370	(15,633)	8,500	5,120
Increase (decrease) in deferred income	-	-	232	(7,277)	-	(7,045)
Changes in other operating assets and liabilities, net of effects of acquisitions and dispositions	815	(267)	10,652	55,236	-	66,436
Net cash provided by operating activities	1,417	2,891	240,532	271,877	8,500	525,217
Cash flows from investing activities:
Purchases of property, plant and equipment	-	-	(90,702)	(104,571)	-	(195,273)
Proceeds from disposal of assets	-	-	6,501	1,252	-	7,753
Purchases of other operating assets	-	-	(1,765)	(76)	-	(1,841)
Equity contributions to subsidiaries	-	-	(331)	-	331	-
Decrease (increase) in intercompany notes receivable – net	-	109,045	-	404	(109,449)	-
Dividends from subsidiaries	-	-	107	-	(107)	-
Change in other – net	-	-	(1,797)	(7,547)	-	(9,344)
Net cash provided by (used for) investing activities	-	109,045	(87,987)	(110,538)	(109,225)	(198,705)
Cash flows from financing activities:
Draws on credit facilities	-	-	-	4,670	-	4,670
Payments on credit facilities	-	-	(78)	(47,017)	-	(47,095)
Proceeds from long-term debt	-	-	-	6,844	-	6,844
Payments on long-term debt	-	-	-	(13,212)	-	(13,212)
Net transfers to Clear Channel Communications	(260,470)	-	-	-	-	(260,470)
Intercompany funding	238,892	(111,936)	(152,193)	25,237	-	-
Increase (decrease) in intercompany notes payable –net	(130)	-	(274)	(109,045)	109,449	-
Dividends declared and paid	-	-	-	(107)	107	-
Equity contributions from parent	-	-	-	331	(331)	-
Change in other – net	915	-	-	(6,115)	-	(5,200)
Net cash provided by (used for) financing activities	(20,793)	(111,936)	(152,545)	(138,414)	109,225	(314,463)
Effect of exchange rate changes on cash	-	-	-	2,533	-	2,533

Net increase (decrease) in cash and cash equivalents	(19,376)	-	-	25,458	8,500	14,582

Cash and cash equivalents at beginning of period	446,118	-	-	178,331	(15,013)	609,436

Cash and cash equivalents at end of period	$426,742	$-	$-	$203,789	$(6,513)	$624,018

(In thousands)	Year Ended December 31, 2009
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(868,189)	$(234,273)	$(863,940)	$(290,399)	$1,384,266	$(872,535)

Reconciling items:
Impairment charges	-	-	696,500	194,237	-	890,737
Depreciation and amortization	-	-	195,439	244,208	-	439,647
Deferred taxes	224	-	(99,644)	(32,921)	-	(132,341)
Provision for doubtful accounts	-	-	2,605	14,975	-	17,580
Share-based compensation	-	-	9,692	2,412	-	12,104
(Gain) loss on sale of operating assets	-	-	11,807	(3,576)	-	8,231
Loss on marketable securities	-	-	-	11,315	-	11,315
Other reconciling items – net	863,766	232,741	289,432	35,426	(1,384,266)	37,099
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	-	-	(87)	68,089	-	68,002
Decrease (increase) in Federal income taxes receivable	-	-	-	-	-	-
Increase (decrease) in accrued expenses	-	-	(6,761)	15,425	-	8,664
Increase (decrease) in accounts payable and other liabilities	-	225	40,161	(22,280)	(15,013)	3,093
Decrease in deferred income	-	-	(1,641)	(346)	-	(1,987)
Changes in other operating assets and liabilities, net of effects of acquisitions and dispositions	(1,977)	992	(30,405)	(16,955)	-	(48,345)
Net cash provided by (used for) operating activities	(6,176)	(315)	243,158	219,610	(15,013)	441,264
Cash flows from investing activities:
Purchases of property, plant and equipment	-	-	(79,523)	(96,430)	-	(175,953)
Proceeds from disposal of assets	-	-	6,682	11,462	-	18,144
Purchases of other operating assets	-	-	(5,032)	99	-	(4,933)
Purchases of businesses	-	-	-	-	-	-
Equity contributions to subsidiaries	(500,000)	-	(58)	-	500,058	-
Decrease (increase) in intercompany notes receivable – net	-	(2,500,000)	-	4,663	2,495,337	-
Dividends from subsidiaries	-	-	17,028	-	(17,028)	-
Change in other – net	2,132	-	(3,282)	1,028	-	(122)
Net cash provided by (used for) investing activities	(497,868)	(2,500,000)	(64,185)	(79,178)	2,978,367	(162,864)
Cash flows from financing activities:
Draws on credit facilities	-	-	-	7,125	-	7,125
Payments on credit facilities	-	-	(1,052)	(2,312)	-	(3,364)
Proceeds from long-term debt	-	2,500,000	-	-	-	2,500,000
Payments on long-term debt	-	-	(2,500,000)	(5,913)	-	(2,505,913)
Net transfers to Clear Channel Communications	319,401	-		-	-	319,401
Intercompany funding	638,011	315	(605,268)	(33,058)	-	-
Increase (decrease) in intercompany notes payable –net	(7,140)	-	2,502,477	-	(2,495,337)	-
Deferred finance charges	-	-	(60,330)	-	-	(60,330)
Dividends declared and paid	-	-	-	(17,028)	17,028	-
Equity contributions from parent	-	-	500,000	58	(500,058)	-
Purchases of noncontrolling interests	-	-	-	(25,153)	-	(25,153)
Change in other – net	(110)	-	-	-	-	(110)
Net cash provided by (used for) financing activities	950,162	2,500,315	(164,173)	(76,281)	(2,978,367)	231,656

Effect of exchange rate changes on cash	-	-	-	4,568	-	4,568

Net increase (decrease) in cash and cash equivalents	446,118	-	14,800	68,719	(15,013)	514,624

Cash and cash equivalents at beginning of period	-	-	(14,800)	109,612	-	94,812

Cash and cash equivalents at end of period	$446,118	$-	$-	$178,331	$(15,013)	$609,436